17 Borrowings and financing (Details 2) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about borrowings [line items]
2021	R$ 3,034,449
2022	1,509,694
2023	1,588,829
2024	1,779,870
2025	1,335,814
2026	1,167,762
2027 to 2044	6,842,206
TOTAL	17,258,624
Local currency [member]
Disclosure of detailed information about borrowings [line items]
2021	2,674,805
2022	1,171,627
2023	1,251,769
2024	1,481,778
2025	1,036,324
2026	920,287
2027 to 2044	5,174,172
TOTAL	13,710,762
Local currency [member] | Debentures [member]
Disclosure of detailed information about borrowings [line items]
2021	1,952,670
2022	582,192
2023	681,272
2024	918,988
2025	485,012
2026	378,849
2027 to 2044	1,632,114
TOTAL	6,631,097
Local currency [member] | Brazilian federal savings bank [member]
Disclosure of detailed information about borrowings [line items]
2021	90,382
2022	95,391
2023	88,779
2024	87,749
2025	93,243
2026	99,082
2027 to 2044	860,215
TOTAL	1,414,841
Local currency [member] | BNDES [member]
Disclosure of detailed information about borrowings [line items]
2021	177,470
2022	177,472
2023	171,350
2024	164,288
2025	144,093
2026	134,841
2027 to 2044	397,591
TOTAL	1,367,105
Local currency [member] | BID 2202 [member]
Disclosure of detailed information about borrowings [line items]
2021	181,349
2022	181,349
2023	181,349
2024	181,349
2025	181,349
2026	181,349
2027 to 2044	1,618,053
TOTAL	2,706,147
Local currency [member] | BID INVEST [member]
Disclosure of detailed information about borrowings [line items]
2021	44,815
2022	89,630
2023	89,630
2024	89,630
2025	89,630
2026	89,630
2027 to 2044	449,910
TOTAL	942,875
Local currency [member] | Leases (Concession Agreements, Program Contracts and Contract Assets) [member]
Disclosure of detailed information about borrowings [line items]
2021	28,847
2022	32,663
2023	35,004
2024	38,017
2025	41,387
2026	36,536
2027 to 2044	216,289
TOTAL	428,743
Local currency [member] | Leases (Others) [member]
Disclosure of detailed information about borrowings [line items]
2021	36,576
2022	8,892
2023	408
2024	0
2025	0
2026	0
2027 to 2044	0
TOTAL	45,876
Local currency [member] | Other borrowings [member]
Disclosure of detailed information about borrowings [line items]
2021	3,778
2022	4,038
2023	3,977
2024	1,757
2025	1,610
2026	0
2027 to 2044	0
TOTAL	15,160
Local currency [member] | Borrowings interest and charges [member]
Disclosure of detailed information about borrowings [line items]
2021	159,918
2022	0
2023	0
2024	0
2025	0
2026	0
2027 to 2044	0
TOTAL	159,918
Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
2021	359,644
2022	338,067
2023	337,060
2024	298,092
2025	299,490
2026	247,475
2027 to 2044	1,668,034
TOTAL	3,547,862
Foreign currency [member] | Borrowings interest and charges [member]
Disclosure of detailed information about borrowings [line items]
2021	21,577
2022	0
2023	0
2024	0
2025	0
2026	0
2027 to 2044	0
TOTAL	44,967
Foreign currency [member] | BID [member]
Disclosure of detailed information about borrowings [line items]
2021	53,412
2022	53,412
2023	53,412
2024	53,412
2025	54,810
2026	2,795
2027 to 2044	42,282
TOTAL	313,535
Foreign currency [member] | BIRD [member]
Disclosure of detailed information about borrowings [line items]
2021	31,594
2022	31,594
2023	31,594
2024	31,594
2025	31,594
2026	31,594
2027 to 2044	235,979
TOTAL	425,543
Foreign currency [member] | JICA [member]
Disclosure of detailed information about borrowings [line items]
2021	213,086
2022	213,086
2023	213,086
2024	213,086
2025	213,086
2026	213,086
2027 to 2044	1,389,773
TOTAL	2,668,289
Foreign currency [member] | BID 1983AB [member]
Disclosure of detailed information about borrowings [line items]
2021	39,975
2022	39,975
2023	38,968
2024	0
2025	0
2026	0
2027 to 2044	0
TOTAL	R$ 118,918